Content Assets, Net (Details) - Schedule of Content Assets - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Current Content Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Total, Gross	$ 4,532,300
Less: accumulated amortization	(2,069,000)
Total	2,463,300
Current Content Assets [Member] | Produced contents in development and production [Member]
Finite-Lived Intangible Assets [Line Items]
Total, Gross	724,300
Current Content Assets [Member] | Produced contents released [Member]
Finite-Lived Intangible Assets [Line Items]
Total, Gross	2,458,600
Current Content Assets [Member] | Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Total, Gross	1,349,400
Content Assets Non Current [Member]
Finite-Lived Intangible Assets [Line Items]
Total, Gross	885,100
Less: accumulated amortization	(525,800)
Total	359,300
Content Assets Non Current [Member] | Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Total, Gross	304,100
Content Assets Non Current [Member] | Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total, Gross	$ 581,000